Label	Element	Value
Subsidiaries [Member]
Temporary Equity, Net Income	us-gaap_TemporaryEquityNetIncome	$ (1,890,000)
Temporary Equity, Accretion to Redemption Value	us-gaap_TemporaryEquityAccretionToRedemptionValue	(31,850,000)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	us-gaap_TemporaryEquityCarryingAmountIncludingPortionAttributableToNoncontrollingInterests	$ 33,740,000